Putnam Investments
                                               One Post Office Square
                                               Boston, MA  02109
                                               January 4, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam High Yield Trust (Reg. No. 2-60492) (811-02796) (the "Fund")
    Post-Effective Amendment No. 32 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 28, 2004.

Comments or questions concerning this certificate may be directed to James Clark at 1-800-225-2465, ext. 1-8939.

                                               Very truly yours,

                                               Putnam High Yield Trust

                                               /s/ Charles E. Porter
                                           By: ---------------------------
                                               Executive Vice President,
                                               Associate Treasurer and
                                               Principal Executive Officer

cc: Ropes & Gray LLP